Certain Risks and Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of customers that individually comprised 10% or more of net accounts receivable
	Three months ended September 30,
	2022			2021

Customer A (note)	$437,679	55%		$	*	* %
Customer B	*	*	%		210,337	13%
Customer C	*	*	%		170,019	10%
Customer D	*	*	%		172,765	11%

	Nine months ended September 30,
	2022			2021

Customer A (note)	$1,284,209	45%		$	*	* %
Customer B	*	*	%		1,321,937	30%
Customer C	*	*	%		905,215	20%
Customer D	*	*	%		627,321	14%

	2021		2020
Customer A	$1,438,514	26%	$4,995,641	54%
Customer B (Note)	1,008,417	18%	1,586,867	17%
Customer C	730,829	13%	*	*

Schedule of customers that individually comprised 10% or more of net accounts receivable
	September 30, 2022		December 31, 2021
Customer A (note i)	$128,779	45%	$15,864	23%
Customer E	59,413	21%	*	* %
Customer F	46,347	16%	*	* %
Customer G	*	* %	18,408	27%
Customer H	*	* %	20,272	30%

	2021				2020
Customer A	$	*	*	%	$57,608	28%
Customer B (Note)		*	*	%	39,291	19%
Customer C		*	*	%	*	* %
Customer D		20,272	30%		*	* %
Customer E		18,408	27%		31,379	16%
Customer F		15,864	23%		*	* %

Schedule of the following service vendors that individually comprised 10% or more of cost of revenue
	Nine months ended September 30,
	2022		2021
Service vendor A (note)	$135,223	24%	$400,105	31%

	2021		2020
Service vendor	$579,959	32%	$	*	*
Service vendor B	186,934	10%		*	*

Schedule of service vendors that individually comprised 10% or more of accounts payable
	September 30, 2022				December 31, 2021

Service vendor B	$	*	*	%	$49,560	43%
Service vendor C		*	*	%	21,390	18%
Service vendor D		*	*	%	19,308	17%
Service vendor E		*	*	%	16,135	14%

	2021		2020

Service vendor B	$49,560	43%	$	*	*
Service vendor C (Note)	21,390	18%		*	*
Service vendor D	19,308	17%		*	*
Service vendor E (Note)	16,135	14%		*	*